Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013	Dec. 30, 2012
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Employee related obligations	$ 1,908	$ 3,343
Deferred Tax Assets, Stock based compensation	1,121	1,199
Deferred Tax Assets, International R&D capitalized for tax	1,656	1,599
Deferred Tax Assets, Reserves & liabilities	1,587	1,908
Deferred Tax Assets, Income reported for tax purposes	1,043	726
Deferred Tax Assets, Net operating loss carryforward international	1,090	1,117
Deferred Tax Assets, Miscellaneous international	1,508	1,291
Deferred Tax Assets, Miscellaneous U.S.	927	915
Deferred Tax Assets, Total deferred income taxes	10,840	12,098
Deferred Tax Liabilities, Depreciation	(772)	(933)
Deferred Tax Liabilities, Non-deductible intangibles	(6,250)	(6,261)
Deferred Tax Liabilities, Miscellaneous international	(361)	(371)
Deferred Tax Liabilities, Total deferred income taxes	$ (7,383)	$ (7,565)